ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of accumulated other comprehensive loss

22.  ACCUMULATED OTHER COMPREHENSIVE LOSS

		Defined
	Cash flow hedges	benefit plans	Total

Balance as of December 31, 2016	(51.2)	(32.7)	(83.9)
Other comprehensive income (loss)	47.2	(5.1)	42.1
Balance as of December 31, 2017	$(4.0)	$(37.8)	$(41.8)
Other comprehensive loss	(10.9)	(9.3)	(20.2)
Balance as of December 31, 2018	(14.9)	(47.1)	(62.0)
Other comprehensive income (loss)	47.9	(34.6)	13.3
Balance as of December 31, 2019	$33.0	$(81.7)	$(48.7)